FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,922,000,000		$ 1,922,000,000		$ 2,180,000,000
Cash equivalents	477,000,000		477,000,000		408,000,000
Financial assets	22,667,000,000		22,667,000,000		17,254,000,000
Financial liabilities	52,553,000,000		52,553,000,000		40,783,000,000
Derivative financial assets	611,000,000		611,000,000		302,000,000
Derivative financial liabilities	565,000,000		565,000,000		381,000,000
Gross financial assets subject to offsetting	0		0		0
Gross financial liabilities set off against financial assets subject to offsetting	24,000,000		24,000,000		16,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	174,000,000		174,000,000		87,000,000
Derivative financial liabilities	75,000,000		75,000,000		58,000,000
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	206,000,000		206,000,000		89,000,000
Derivative financial liabilities	208,000,000		208,000,000		162,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	302,000,000		302,000,000		498,000,000	$ 11,000,000
Financial assets	282,000,000		282,000,000		297,000,000	$ 341,000,000
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,504,000,000		5,504,000,000		6,243,000,000
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	332,000,000	$ (110,000,000)	233,000,000	$ 57,000,000
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	14,000,000	$ (35,000,000)	135,000,000	$ 32,000,000
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,070,000,000		1,070,000,000		1,369,000,000
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 4,054,000,000		$ 4,054,000,000		$ 4,697,000,000